Employee Benefit Plans - Estimated Benefit Payments (Detail) $ in Thousands	Dec. 27, 2014 USD ($)
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2015	$ 1,715
2016	1,743
2017	1,740
2018	1,773
2019	1,777
2020 - 2024	8,524
Total	17,272
Healthcare & Life Ins [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2015	1,041
2016	1,015
2017	893
2018	893
2019	823
2020 - 2024	3,912
Total	$ 8,577